Components of Other Comprehensive Loss	12 Months Ended
Mar. 31, 2020
Components of Other Comprehensive Loss
Components of Other Comprehensive Loss

31.  Components of Other Comprehensive Loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2018	2019	2020
Actuarial loss on defined benefit plan:
Actuarial loss on obligation (refer to note 34)	(5,047)	(5,776)	25,396
Income tax expense	187	250	(881)
Total	(4,860)	(5,526)	24,515

Foreign currency translation:
Foreign currency translation differences	(9,879)	(4,834)	(28,658)
Income tax expense	—	—	—
Balance at the end of year	(9,879)	(4,834)	(28,658)